Consolidated statement of cash flows ₨ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Cash flows from operating activities:
Loss before tax	$ (10,220,000)	₨ (770,390)	₨ (1,145,758)	₨ (3,995,089)
Adjustments to reconcile loss before tax to net cash flows:
Depreciation and amortization	8,839,000	666,369	581,746	425,600
Contingent dividend				(292)
Gain on termination of leases	(361,000)	(27,241)
Change in fair value of contingent consideration	(5,173,000)	(390,009)	485,282	294,344
Finance income	(369,000)	(27,817)	(39,486)	(83,041)
Finance costs	2,204,000	166,134	147,705	125,342
Impairment of goodwill	2,945,000	221,999
Unrealized foreign exchange gain	(145,000)	(10,932)	(15,866)	(4,392)
Gain on disposal of property, plant and equipment	(64,000)	(4,842)	(5,050)	(1,370)
Change in fair value of warrants	(1,000)	(94)	(1,667,193)	563,253
Excess provision written back	(777,000)	(58,590)	(31,832)	(42,614)
Advances/provision written off	164,000	12,364	10,299	11,703
Trade and other receivables and contract assets provision / written off	1,234,000	93,000	304,663	119,388
Share of loss of a joint venture	143,000	10,784	12,772	10,559
Share-based payment expense	68,000	5,135	282,883	729,920
Working capital changes:
Decrease/ (increase) in trade and other receivables	33,025,000	2,489,784	(1,316,454)	(824,920)
Decrease/ (increase) in inventories	19,000	1,428	20,142	(4,006)
Increase/ (decrease) in trade and other payables	(38,304,000)	(2,887,757)	(920,858)	1,898,796
Direct taxes paid (net of refunds)	(526,000)	(39,681)	(245,129)	(105,122)
Net cash used in operating activities	(7,299,000)	(550,356)	(3,542,134)	(881,941)
Cash flows from investing activities:
Acquisition of business (net of cash acquired)			(253,448)	(353,457)
Investment in joint venture	(46,000)	(3,500)
Purchase of property, plant and equipment	(207,000)	(15,572)	(30,157)	(223,215)
Proceeds from sale of property, plant and equipment	310,000	23,404	10,553	2,297
Purchase/development of intangible assets	(2,703,000)	(203,751)	(394,147)	(353,061)
Investment in term deposits	(14,479,000)	(1,091,549)	(2,634,374)	(5,262,906)
Proceeds from term deposits	18,345,000	1,383,049	2,640,748	7,404,456
Interest received	61,000	4,562	10,500	6,945
Net cash from/(used in) investing activities	1,281,000	96,643	(650,325)	1,221,059
Cash flows from financing activities:
Payment of principal portion of lease liabilities	(628,000)	(47,340)
Payment of interest portion of lease liabilities	(748,000)	(56,394)
Proceeds from issue of share capital (net of cost of issuance of shares)			3,563,630	5,801
Transaction with equity shareholders				(112,406)
Proceeds of borrowings				1,400,239
Repayments of borrowings	(4,544,000)	(342,591)	(502,362)	(595,734)
Repayment of vehicle loan	(343,000)	(25,870)	(24,312)	(17,804)
Proceeds from invoice discounting	12,166,000	917,166
Repayment of invoice discounting	(8,824,000)	(665,262)
Interest paid on term loan	(224,000)	(16,876)	(72,281)	(61,906)
Interest paid on vehicle loan	(32,000)	(2,382)	(4,830)	(4,092)
Interest paid on bank overdraft	(1,246,000)	(93,922)	(55,265)	(36,916)
Net cash from/(used in) financing activities	(4,423,000)	(333,471)	2,904,580	577,182
Net increase/ (decrease) in cash and cash equivalents	(10,441,000)	(787,184)	(1,287,879)	916,300
Effect of exchange differences on cash and cash equivalents	925,000	69,742	186,477	16,144
Cash and cash equivalents at the beginning of the year	18,088,000	1,363,671	2,465,073	1,532,629
Closing cash and cash equivalents at the end of the year	$ 8,572,000	₨ 646,229	₨ 1,363,671	₨ 2,465,073